Basis of Presentation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
Business Description
Belden Inc. (the Company, us, we, or our) is an innovative signal transmission solutions company built around four global business platforms – Broadcast Solutions, Enterprise Solutions, Industrial Solutions, and Network Solutions. Our comprehensive portfolio of signal transmission solutions provides industry leading secure and reliable transmission of data, sound, and video for mission critical applications. We sell our products to distributors, end-users, installers, and directly to original equipment manufacturers (OEMs).
Consolidation
The accompanying Consolidated Financial Statements include Belden Inc. and all of its subsidiaries, including variable interest entities for which we are the primary beneficiary. We eliminate all significant affiliate accounts and transactions in consolidation.
Foreign Currency
For international operations with functional currencies other than the United States (U.S.) dollar, we translate assets and liabilities at current exchange rates; we translate income and expenses using average exchange rates. We report the resulting translation adjustments, as well as gains and losses from certain affiliate transactions, in accumulated other comprehensive income (loss), a separate component of stockholders’ equity. We include exchange gains and losses on transactions in operating income.
We determine the functional currency of our foreign subsidiaries based upon the currency of the primary economic environment in which each subsidiary operates. Typically, that is determined by the currency in which the subsidiary primarily generates and expends cash. We have concluded that the local currency is the functional currency for all of our material subsidiaries.
Reporting Periods
Our fiscal year and fiscal fourth quarter both end on December 31. Our fiscal first quarter ends on the Sunday falling closest to 91 days after December 31. Our fiscal second and third quarters each have 91 days.
Use of Estimates in the Preparation of the Financial Statements
The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, and operating results and the disclosure of contingencies. Actual results could differ from those estimates. We make significant estimates with respect to the collectability and valuation of receivables, the valuation of inventory, the realization of deferred tax assets, the valuation of goodwill and indefinite-lived intangible assets, the valuation of contingent liabilities, the calculation of share-based compensation, the calculation of pension and other postretirement benefits expense, and the valuation of acquired businesses.
Reclassifications
We have made certain, insignificant reclassifications to the 2015 and 2014 Consolidated Financial Statements with no impact to reported net income in order to conform to the 2016 presentation.